Restructuring - Narrative (Details) - Revelyst Business $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) segment	Jun. 25, 2023 USD ($)	Mar. 31, 2024 USD ($) segment	Mar. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of reportable segments | segment	3		3
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, general, and administrative		Selling, general, and administrative	Selling, general, and administrative
GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 5,190	$ 0	$ 8,279	$ 0
Minimum | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges	40,000		40,000
Maximum | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges	$ 50,000		$ 50,000